Change in Reporting and Functional Currency	12 Months Ended
Apr. 30, 2012
Change In Reporting And Functional Currency
Change in Reporting and Functional Currency

2.	Change in Reporting and Functional Currency:

These consolidated financial statements have been prepared using the United States dollar as the reporting currency, as management is of the opinion the use of US dollars to prepare the annual financial statements enhances communication with stockholders and improves comparability of financial information reported with peer group companies. Financial statements in prior to July 31, 2010 years were prepared using a Canadian dollar (Cdn dollar) reporting currency, however, both current year and historical financial information has been translated to US dollars in accordance with the method described in the significant accounting policies. The change in reporting currency resulted in the recognition of a cumulative foreign currency translation adjustment of $(283,771) and $37,506 in accumulated other comprehensive income for the years ended April 30, 2011 and 2012, respectively.

Effective July 30, 2010, the Company and its subsidiaries changed functional currency from the Cdn dollar to the US dollar. This change was made as a result of the financing completed in July 2010, causing the Company’s primary source of funding to be in US dollars and making the US dollar the currency of the economic environment in which the entity primarily generates and expends cash.